Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses as of December 31, 2023 and 2022 consisted of:
	December 31, 2023	December 31, 2022

Deferred bonus and salaries payable	$451,660	$5,084,969
Research and development expenses payable	1,162,155	563,913
Professional fees payable	175,324	226,407
Cost of healthcare services payable	61,826	138,316
Insurance expenses payable	27,463	33,367
Others	15,913	119,835
	$1,894,341	$6,166,807